Equity (Details Narrative) - USD ($)		1 Months Ended						6 Months Ended		12 Months Ended
	May 24, 2019	Feb. 29, 2020	Sep. 30, 2019	May 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Nov. 30, 2018	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Preferred stock authorized								750,000,000		750,000,000	750,000,000
Preferred stock par value								$ 0.001		$ 0.001	$ 0.001
Preferred stock issued								33,911,991		33,911,991	40,000,000
Preferred stock outstanding								33,911,991		33,911,991	40,000,000
Preferred stock voting rights description								Each share of Series A Convertible Preferred Stock shall have ten (10) votes per share and may be converted into ten (10) shares of $0.001 par value common stock.		Each share of Series A Convertible Preferred Stock shall have ten (10) votes per share and may be converted into ten (10) shares of $0.001 par value common stock. The holders of the Series A Convertible Preferred Stock shall be entitled to receive, when, if and as declared by the Board, out of funds legally available therefore, cumulative dividends payable in cash. The annual interest rate at which cumulative preferred dividends will accrue on each share of Series A Convertible Preferred Stock is 0%. In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company, before any distribution of assets of the Corporation shall be made to or set apart for the holders of the Common Stock and subject and subordinate to the rights of secured creditors of the Company, the holders of Series A Preferred Stock shall receive an amount per share equal to the greater of (i) one dollar ($1.00), adjusted for any recapitalization, stock combinations, stock dividends (whether paid or unpaid), stock options and the like with respect to such shares, plus any accumulated but unpaid dividends (whether or not earned or declared) on the Series A Convertible Preferred Stock, and (ii) the amount such holder would have received if such holder has converted its shares of Series A Convertible Preferred Stock to common stock, subject to but immediately prior to such liquidation.
Common stock authorized								2,000,000,000		2,000,000,000	2,000,000,000
Common stock par value								$ 0.001		$ 0.001	$ 0.001
Number of shares of common stock, shares							16,400,000
Proceeds from issuance of common stock								$ 1,000,000
Options issued								2,000,000	3,000,000	19,700,000
Share based compensation contractual term								4 years 7 months 13 days	0 years	0 years
Number of shares vested								1,500,000	1,500,000	1,500,000
Compensation expense								$ 843,572	$ 703,249
Unrecognized compensation expense								$ 2,076,532
Market value of share								$ 0.19	$ 0.13	$ 0.33
2019 Equity Incentive Plan [Member]
Common stock reserved for issuance								60,000,000		40,300,000
Options issued								2,000,000	3,000,000
Share based compensation contractual term								5 years	5 years
Vesting period								4 years
Fair value of options grants								$ 3,967,480
Number of shares vested									1,500,000
Fortman Insurance Agency, LLC [Member]
Number of shares of common stock, shares			2,845,760
Confidential Settlement Agreement [Member]
Common stock par value	$ 0.1775
Number of shares of common stock, shares	576,489
Proceeds from issuance of common stock	$ 306,981
EMA retained, shares	1,729,468
Confidential Settlement Agreement [Member] | Fortman Insurance Services, LLC [Member]
Number of shares of common stock, shares				2,845,760
Third-Party Individual [Member] | NSURE, Inc. [Member]
Number of shares of common stock, shares		4,000,000
Proceeds from issuance of common stock		$ 1,000,000
Series A Convertible Preferred Stock [Member]
Preferred stock issued								33,911,991		33,911,991
Preferred stock outstanding								33,911,991		33,911,991
Series A Convertible Preferred Stock [Member] | Reliance Global Holdings, LLC [Member]
Number of shares of common stock, shares			2,845,760		3,181,080	54,853,248
Debt conversion, conversion of stock			284,576		318,108	5,485,325